Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2024	2025
Finished goods	3,898,396	6,081,927
Raw materials	1,634,792	2,736,646
Work-in-process	29,734	1,562,095

Total	5,562,922	10,380,668